Leases (Tables)	12 Months Ended
Feb. 29, 2020
Leases [Abstract]
Schedule of Maturity Analysis of Annual Undiscounted Cash Flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2021	60,252	8,619
2022	53,041	7,587
2023	46,366	6,633
2024	26,907	3,849
2025	20,375	2,915
Thereafter	18,828	2,693
Total minimum lease payments	225,769	32,296
Less: amount representing interest	(26,417)	(3,779)
Present value of minimum lease payments	199,352	28,517

Schedule of Undiscounted Future Minimum Payments Under Non-cancelable Operating Leases

The undiscounted future minimum payments under non-cancelable operating leases as of February 28, 2019, prior to the adoption of ASC 842 were as follows:

	RMB	USD
Year ending of February 29 or 28:
2020	59,272	8,858
2021	53,810	8,042
2022	48,471	7,244
2023	42,259	6,316
2024	25,570	3,821
Thereafter	35,690	5,334
Total	265,072	39,615